Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt
Long-term debt

	Due Date	2013	2012	2011
1.35% Senior Notes	2017	$699,277	$699,091
4.00% Senior Notes	2042	298,545	298,493
7.375% Debentures	2027	119,366	129,060	$129,056
7.45% Debentures	2097	3,500	3,500	3,500
2.00% to 2.02% Promissory Notes	Through 2023	1,685	2,109	6,808
3.125% Senior Notes	2014		499,912	499,867
		$1,122,373	$1,632,165	$639,231